Long-term debt (Details 3) (USD $)	9 Months Ended
Sep. 30, 2012
Annual interest rates on long-term debt
Long-term debt	$ 28,426,000,000
Average cost of derivative transactions (as a percent)	3.07%
Euro Bond
Annual interest rates on long-term debt
Percentage of derivative transactions cost	4.51%
Floating Rate Debt
Annual interest rates on long-term debt
Percentage of derivative transactions cost	5.10%
Up to 3%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, maximum (as a percent)	3.00%
Long-term debt	5,314,000,000
3.1% to 5%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	3.10%
Annual interest rates on long-term debt, maximum (as a percent)	5.00%
Long-term debt	5,588,000,000
5.1% to 7%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	5.10%
Annual interest rates on long-term debt, maximum (as a percent)	7.00%
Long-term debt	12,019,000,000
7.1% to 9%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	7.10%
Annual interest rates on long-term debt, maximum (as a percent)	9.00%
Long-term debt	3,943,000,000
Average cost of all derivative transactions (as a percent)	2.64%
Total cost of derivative transactions	6,712,000
Amount which includes above original interest rate	6,337,000
9.1% to 11%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	9.10%
Annual interest rates on long-term debt, maximum (as a percent)	11.00%
Long-term debt	1,097,000,000
Over 11%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	11.00%
Long-term debt	$ 465,000,000